UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01685

Name of Registrant: Vanguard Morgan Growth Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: June 30, 2016

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments
As of June 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (98.5%)1
Consumer Discretionary (20.6%)
*	Amazon.com Inc.	448,736	321,124
	Home Depot Inc.	1,229,329	156,973
	Comcast Corp. Class A	2,192,800	142,949
	McDonald's Corp.	880,760	105,991
*	Priceline Group Inc.	81,371	101,584
	Lowe's Cos. Inc.	1,164,225	92,172
*	O'Reilly Automotive Inc.	265,477	71,971
*	Netflix Inc.	729,570	66,741
	NIKE Inc. Class B	1,203,863	66,453
	Ross Stores Inc.	1,154,749	65,463
	Dollar General Corp.	691,716	65,021
	Industria de Diseno Textil SA ADR	3,560,162	59,312
	Walt Disney Co.	600,852	58,775
	Starbucks Corp.	988,440	56,460
	Omnicom Group Inc.	670,313	54,624
^	Marriott International Inc. Class A	818,921	54,425
	TJX Cos. Inc.	681,031	52,596
	adidas AG	355,597	50,710
	Scripps Networks Interactive Inc. Class A	785,079	48,887
*	Michael Kors Holdings Ltd.	896,641	44,366
*,^ Tesla Motors Inc.		179,990	38,208
*	Discovery Communications Inc. Class A	1,321,676	33,346
	Aramark	985,615	32,939
*	Dollar Tree Inc.	296,187	27,913
	Wyndham Worldwide Corp.	390,413	27,809
	Royal Caribbean Cruises Ltd.	373,365	25,071
	Dunkin' Brands Group Inc.	554,889	24,204
	Brunswick Corp.	524,217	23,757
	Viacom Inc. Class B	485,415	20,130
	Advance Auto Parts Inc.	111,249	17,981
*	LKQ Corp.	562,578	17,834
*	lululemon athletica Inc.	237,703	17,557
	Las Vegas Sands Corp.	381,644	16,598
	Harman International Industries Inc.	226,422	16,262
	Target Corp.	160,456	11,203
*,^ Shake Shack Inc. Class A		289,532	10,548
*	IMAX Corp.	357,025	10,525
*	Sirius XM Holdings Inc.	2,522,029	9,962
*	Michaels Cos. Inc.	329,464	9,370
	DR Horton Inc.	296,860	9,345
*	Bright Horizons Family Solutions Inc.	139,476	9,249
	Expedia Inc.	84,676	9,001
	Nordstrom Inc.	235,051	8,944
	Carter's Inc.	83,672	8,909
*	Urban Outfitters Inc.	310,404	8,536
	Carnival Corp.	175,499	7,757
*	Liberty Global plc Class A	263,818	7,667
	Foot Locker Inc.	138,774	7,613
	Lear Corp.	69,324	7,054

PVH Corp.	73,254	6,903
CBS Corp. Class B	126,671	6,896
* NVR Inc.	3,502	6,235
* MGM Resorts International	263,700	5,967
* AMC Networks Inc. Class A	89,342	5,398
L Brands Inc.	44,644	2,997
Yum! Brands Inc.	26,832	2,225
* Liberty SiriusXM Group Class A	68,390	2,145
Bed Bath & Beyond Inc.	43,405	1,876
* Discovery Communications Inc.	47,938	1,143
* Liberty Global Plc LiLAC Class A	34,473	1,112
* Liberty Global Plc LiLAC	19,793	643
		2,255,429
Consumer Staples (8.4%)
PepsiCo Inc.	1,558,508	165,108
Altria Group Inc.	1,815,104	125,170
Costco Wholesale Corp.	625,918	98,294
CVS Health Corp.	922,051	88,277
Colgate-Palmolive Co.	948,595	69,437
Hershey Co.	595,126	67,541
* Monster Beverage Corp.	316,671	50,892
Estee Lauder Cos. Inc. Class A	530,035	48,244
Wal-Mart Stores Inc.	611,895	44,681
Mondelez International Inc. Class A	792,628	36,073
Brown-Forman Corp. Class B	153,041	15,267
Kroger Co.	385,356	14,177
Mead Johnson Nutrition Co.	151,206	13,722
Anheuser-Busch InBev SA/NV ADR	99,220	13,065
Tyson Foods Inc. Class A	173,439	11,584
Ingredion Inc.	80,917	10,471
Walgreens Boots Alliance Inc.	120,579	10,041
Sysco Corp.	197,788	10,036
Pilgrim's Pride Corp.	356,730	9,089
Kimberly-Clark Corp.	59,326	8,156
Clorox Co.	42,761	5,918
* Sprouts Farmers Market Inc.	241,071	5,521
		920,764
Energy (1.3%)
BP plc ADR	1,077,671	38,268
* Concho Resources Inc.	303,989	36,257
Chevron Corp.	311,378	32,641
* Carrizo Oil & Gas Inc.	417,580	14,970
Tesoro Corp.	108,929	8,161
* Newfield Exploration Co.	104,729	4,627
Energen Corp.	78,589	3,789
		138,713
Financials (4.3%)
Public Storage	215,531	55,088
Intercontinental Exchange Inc.	208,878	53,464
Aon plc	357,440	39,043
Morgan Stanley	1,058,309	27,495
Raymond James Financial Inc.	519,991	25,636
Nasdaq Inc.	392,234	25,366
FactSet Research Systems Inc.	138,728	22,393
* E*TRADE Financial Corp.	898,246	21,100
* Berkshire Hathaway Inc. Class B	141,114	20,432

American International Group Inc.	357,005	18,882
* Signature Bank	127,178	15,887
JPMorgan Chase & Co.	245,381	15,248
Moody's Corp.	141,162	13,228
Bank of America Corp.	942,801	12,511
Citigroup Inc.	260,558	11,045
Macerich Co.	128,603	10,981
Marsh & McLennan Cos. Inc.	150,157	10,280
MSCI Inc. Class A	128,652	9,922
Communications Sales & Leasing Inc.	328,363	9,490
Brixmor Property Group Inc.	349,257	9,241
Ameriprise Financial Inc.	87,803	7,889
^ WisdomTree Investments Inc.	712,230	6,973
Regency Centers Corp.	80,095	6,706
S&P Global Inc.	47,781	5,125
Crown Castle International Corp.	48,505	4,920
Voya Financial Inc.	118,711	2,939
Simon Property Group Inc.	12,203	2,647
T. Rowe Price Group Inc.	16,621	1,213
Equity LifeStyle Properties Inc.	10,843	868
American Express Co.	11,738	713
		466,725
Health Care (16.4%)
Bristol-Myers Squibb Co.	2,841,328	208,980
Amgen Inc.	859,587	130,786
CR Bard Inc.	413,582	97,258
* Allergan plc	387,453	89,537
Gilead Sciences Inc.	1,030,128	85,933
Johnson & Johnson	590,416	71,618
* BioMarin Pharmaceutical Inc.	805,468	62,665
* Celgene Corp.	633,967	62,528
Aetna Inc.	491,905	60,076
Danaher Corp.	578,541	58,433
Cardinal Health Inc.	691,764	53,965
Merck & Co. Inc.	931,456	53,661
Becton Dickinson and Co.	303,476	51,467
* Alexion Pharmaceuticals Inc.	437,881	51,127
Shire plc ADR	277,685	51,116
Medtronic plc	539,494	46,812
Novo Nordisk A/S ADR	763,432	41,057
Cooper Cos. Inc.	163,160	27,993
* Biogen Inc.	105,484	25,508
STERIS plc	344,129	23,659
Universal Health Services Inc. Class B	164,927	22,117
* Vertex Pharmaceuticals Inc.	248,892	21,410
Zimmer Biomet Holdings Inc.	164,834	19,843
* PAREXEL International Corp.	308,063	19,371
Anthem Inc.	145,343	19,089
* Incyte Corp.	238,415	19,068
* Illumina Inc.	133,862	18,792
* Align Technology Inc.	225,890	18,195
* Medivation Inc.	287,484	17,335
* Express Scripts Holding Co.	226,392	17,161
AstraZeneca plc ADR	547,887	16,541
* Varian Medical Systems Inc.	185,099	15,221
McKesson Corp.	75,005	14,000
Eli Lilly & Co.	177,048	13,943

UnitedHealth Group Inc.	97,436	13,758
Teleflex Inc.	75,378	13,365
* HCA Holdings Inc.	163,109	12,561
AmerisourceBergen Corp. Class A	141,632	11,234
Baxter International Inc.	237,071	10,720
* Cerner Corp.	176,949	10,369
* Laboratory Corp. of America Holdings	78,284	10,198
* Mettler-Toledo International Inc.	27,679	10,101
* Hologic Inc.	285,029	9,862
* Quintiles Transnational Holdings Inc.	147,641	9,644
* Edwards Lifesciences Corp.	92,463	9,221
* United Therapeutics Corp.	84,055	8,903
Humana Inc.	47,506	8,545
Agilent Technologies Inc.	192,298	8,530
* DexCom Inc.	103,648	8,222
PerkinElmer Inc.	155,354	8,144
* Alkermes plc	185,457	8,016
Zoetis Inc.	89,060	4,227
Cigna Corp.	31,795	4,069
* Charles River Laboratories International Inc.	42,000	3,463
* Regeneron Pharmaceuticals Inc.	8,591	3,000
AbbVie Inc.	41,011	2,539
Thermo Fisher Scientific Inc.	15,107	2,232
* Boston Scientific Corp.	79,085	1,848
Abbott Laboratories	32,104	1,262
		1,800,298
Industrials (8.6%)
Boeing Co.	661,399	85,896
Honeywell International Inc.	694,366	80,769
* TransDigm Group Inc.	247,270	65,203
Rockwell Automation Inc.	415,549	47,713
* IHS Inc. Class A	411,483	47,572
Nielsen Holdings plc	881,578	45,816
* Verisk Analytics Inc. Class A	557,661	45,215
Cintas Corp.	430,571	42,252
Equifax Inc.	325,526	41,798
* HD Supply Holdings Inc.	1,122,455	39,084
CH Robinson Worldwide Inc.	431,789	32,060
Emerson Electric Co.	577,844	30,140
* Waste Connections Inc.	400,147	28,831
JB Hunt Transport Services Inc.	307,018	24,847
Cummins Inc.	186,003	20,914
* Kirby Corp.	290,499	18,124
Wabtec Corp.	252,652	17,744
KAR Auction Services Inc.	398,529	16,635
Roper Technologies Inc.	92,413	15,762
Northrop Grumman Corp.	66,435	14,767
* Beacon Roofing Supply Inc.	324,708	14,764
AO Smith Corp.	163,235	14,383
Experian plc	683,884	12,990
* United Continental Holdings Inc.	314,155	12,893
Delta Air Lines Inc.	333,640	12,154
Southwest Airlines Co.	300,974	11,801
Huntington Ingalls Industries Inc.	61,912	10,403
Masco Corp.	331,088	10,244
Stanley Black & Decker Inc.	86,526	9,623
* United Rentals Inc.	138,142	9,269

Owens Corning	176,093	9,072
* Spirit AeroSystems Holdings Inc. Class A	210,880	9,068
* JetBlue Airways Corp.	545,583	9,035
Alaska Air Group Inc.	154,299	8,994
Lennox International Inc.	47,082	6,714
B/E Aerospace Inc.	82,345	3,802
United Parcel Service Inc. Class B	35,029	3,773
Union Pacific Corp.	40,537	3,537
Lockheed Martin Corp.	10,345	2,567
3M Co.	14,509	2,541
Illinois Tool Works Inc.	12,644	1,317
Allison Transmission Holdings Inc.	43,000	1,214
Ingersoll-Rand plc	16,204	1,032
		942,332
Information Technology (34.0%)
Apple Inc.	4,090,981	391,098
* Alphabet Inc. Class C	457,209	316,434
* Facebook Inc. Class A	2,733,902	312,430
Visa Inc. Class A	2,814,393	208,744
Microsoft Corp.	3,162,459	161,823
Oracle Corp.	3,349,201	137,083
* salesforce.com Inc.	1,607,763	127,672
* Vantiv Inc. Class A	1,841,557	104,232
* Alphabet Inc. Class A	146,762	103,251
Texas Instruments Inc.	1,262,944	79,123
MasterCard Inc. Class A	891,438	78,500
Global Payments Inc.	1,022,775	73,006
* Red Hat Inc.	981,941	71,289
* Alibaba Group Holding Ltd. ADR	887,780	70,605
* Check Point Software Technologies Ltd.	886,020	70,598
* Electronic Arts Inc.	867,074	65,690
* Fiserv Inc.	590,224	64,175
Jack Henry & Associates Inc.	720,337	62,864
Tencent Holdings Ltd.	2,694,438	61,384
Paychex Inc.	1,007,995	59,976
Linear Technology Corp.	1,263,103	58,772
* Adobe Systems Inc.	600,878	57,558
* Workday Inc. Class A	665,717	49,709
* PayPal Holdings Inc.	1,346,393	49,157
* Gartner Inc.	495,265	48,244
Maxim Integrated Products Inc.	1,302,150	46,474
* Cadence Design Systems Inc.	1,645,291	39,981
* Alliance Data Systems Corp.	198,611	38,912
Activision Blizzard Inc.	965,534	38,264
Intuit Inc.	320,486	35,769
QUALCOMM Inc.	656,433	35,165
CDK Global Inc.	620,103	34,410
Cisco Systems Inc.	1,154,563	33,124
Amdocs Ltd.	565,944	32,666
* Euronet Worldwide Inc.	467,260	32,330
* F5 Networks Inc.	265,040	30,172
* Palo Alto Networks Inc.	227,658	27,920
* Cognizant Technology Solutions Corp. Class A	449,280	25,717
* Splunk Inc.	466,903	25,297
* Qorvo Inc.	432,866	23,920
* Fortinet Inc.	717,303	22,660
* First Solar Inc.	465,586	22,572

	Lam Research Corp.	253,020	21,269
	Fair Isaac Corp.	180,874	20,441
	Accenture plc Class A	177,388	20,096
	Analog Devices Inc.	328,714	18,618
*	Baidu Inc. ADR	110,054	18,175
*	eBay Inc.	732,272	17,142
	Amphenol Corp. Class A	256,709	14,717
*	Cirrus Logic Inc.	377,724	14,652
	Sabre Corp.	472,201	12,650
*	Genpact Ltd.	464,432	12,465
	Applied Materials Inc.	519,548	12,454
*	Universal Display Corp.	181,243	12,288
*	NXP Semiconductors NV	153,431	12,020
*,^ Mobileye NV		229,731	10,600
*	Citrix Systems Inc.	127,658	10,224
	Broadridge Financial Solutions Inc.	156,297	10,191
	CDW Corp.	231,741	9,288
*,^ VMware Inc. Class A		156,637	8,963
	Total System Services Inc.	160,586	8,529
*	Teradata Corp.	335,800	8,418
*	Flextronics International Ltd.	700,633	8,267
*	First Data Corp. Class A	723,719	8,012
*	Rackspace Hosting Inc.	374,819	7,819
	Broadcom Ltd.	12,989	2,018
	Motorola Solutions Inc.	16,556	1,092
*	Black Knight Financial Services Inc. Class A	20,238	761
			3,729,939
Materials (1.3%)
	Sherwin-Williams Co.	236,768	69,532
	Eagle Materials Inc.	240,533	18,557
	Martin Marietta Materials Inc.	85,353	16,388
*	Crown Holdings Inc.	188,446	9,548
	Steel Dynamics Inc.	355,126	8,700
	Sealed Air Corp.	151,353	6,958
	Packaging Corp. of America	76,163	5,098
	WR Grace & Co.	54,258	3,972
	Nucor Corp.	27,158	1,342
	NewMarket Corp.	1,716	711
	RPM International Inc.	12,515	625
			141,431
Other (1.0%)
2	Vanguard Growth ETF	1,044,900	112,013

Telecommunication Services (2.1%)
	Verizon Communications Inc.	2,858,040	159,593
*	SBA Communications Corp. Class A	464,673	50,157
	Cogent Communications Holdings Inc.	444,967	17,825
*	T-Mobile US Inc.	172,415	7,461
			235,036
Utilities (0.5%)
	NextEra Energy Inc.	411,416	53,649
Total Common Stocks (Cost $8,126,532)			10,796,329

	Coupon
Temporary Cash Investments (2.1%)1
Money Market Fund (1.9%)
3,4 Vanguard Market Liquidity Fund	0.538%		216,077,991	216,078

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.1%)
Bank of America Securities, LLC
(Dated 6/30/16, Repurchase Value
$6,800,000, collateralized by Government
National Mortgage Assn. 4.500%, 4/20/44,
with a value of $6,936,000)	0.440%	7/1/16	6,800	6,800

U.S. Government and Agency Obligations (0.1%)
5,6 Federal Home Loan Bank Discount Notes	0.567%-0.572%	7/6/16	8,000	8,000
5,6 Federal Home Loan Bank Discount Notes	0.450%	8/19/16	1,000	1,000
				9,000
Total Temporary Cash Investments (Cost $231,877)				231,878
Total Investments (100.6%) (Cost $8,358,409)				11,028,207
Other Assets and Liabilities-Net (-0.6%)				(70,403)
Net Assets (100%)				10,957,804

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $48,840,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.4% and 1.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $48,846,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $4,300,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as

Morgan Growth Fund

furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,671,245	125,084	—
Temporary Cash Investments	216,078	15,800	—
Futures Contracts—Assets[1]	1,149	—	—
Futures Contracts—Liabilities[1]	(37)	—	—
Total	10,888,435	140,884	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the

Morgan Growth Fund

fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	919	96,045	2,030

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At June 30, 2016, the cost of investment securities for tax purposes was $8,358,409,000. Net unrealized appreciation of investment securities for tax purposes was $2,669,798,000, consisting of unrealized gains of $2,850,922,000 on securities that had risen in value since their purchase and $181,124,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

VANGUARD MORGAN GROWTH FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 17, 2016

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.